Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000049754
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Dine Brands Global, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-15283
Entity Tax Identification Number	95-3038279
Entity Address, Address Line One	10 West Walnut Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91103
City Area Code	(818)
Local Phone Number	240-6055
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 Par Value
Trading Symbol	DIN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false